FAIR VALUE (Tables)	12 Months Ended
Sep. 27, 2019
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
At September 28, 2018, the Company determined the following levels of inputs for the following assets or liabilities:

(In millions)	Fair Value Measurements at September 28, 2018
	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Cash equivalents - Money market funds	$—	$18.4	$—	$18.4
Derivative assets	—	7.7	—	7.7
Total assets measured at fair value	$—	$26.1	$—	$26.1
Liabilities:
Derivative liabilities	$—	$—	$—	$—

In the tables below, the Company has segregated all assets and liabilities that are measured at fair value on a recurring basis into the most appropriate level within the fair value hierarchy based on the inputs used to determine the fair value at the measurement date.

(In millions)	Fair Value Measurements at September 27, 2019
	Quoted Prices in Active Markets for Identical Assets and Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Cash equivalents - money market funds	$—	$8.8	$—	$8.8
Total assets measured at fair value	$—	$8.8	$—	$8.8
Liabilities:
Derivative liabilities	$—	$0.7	$—	$0.7
Deferred consideration	8.9	—	—	8.9
Total liabilities measured at fair value	$8.9	$0.7	$—	$9.6